ACMN-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco All Cap Market Neutral Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses[3]		1.04	1.04	1.04	1.04
Acquired Fund Fees and Expenses		0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses		2.16	2.91	2.41	1.91
Fee Waiver and/or Expense Reimbursement[4]		0.66	0.66	0.66	0.66
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50	2.25	1.75	1.25

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	“Other Expenses” have been restated to reflect current fees by eliminating “Dividend and Interest Expense on Securities Sold” resulting in how the Fund’s investment strategy is implemented.
[4]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.50%, 2.25%, 1.75% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

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ACMN-PRO-1-SUP-1

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,129	$1,588	$2,857
Class C	$328	$839	$1,475	$3,186
Class R	$178	$688	$1,226	$2,696
Class Y	$127	$536	$970	$2,179

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,129	$1,588	$2,857
Class C	$228	$839	$1,475	$3,186
Class R	$178	$688	$1,226	$2,696
Class Y	$127	$536	$970	$2,179

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco All Cap Market Neutral Fund calculated at the annual rate of 0.85% of the first $250 million, 0.82% of the next $250 million, 0.80% of the next $500 million, 0.77% of the next $1.5 billion, 0.75% of the next $2.5 billion, 0.72% of the next $2.5 billion, 0.70% of the next $2.5 billion and 0.67% of the amount over $10 billion of average daily net assets.”

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EME-PRO-1-SUP-2

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Emerging Markets Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.39	1.39	1.39	1.39
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		2.59	3.34	2.84	2.34
Fee Waiver and/or Expense Reimbursement[2]		1.25	1.25	1.25	1.25
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34	2.09	1.59	1.09

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.33%, 2.08%, 1.58% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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EME-PRO-1-SUP-2

	1 Year	3 Years	5 Years	10 Years
Class A	$679	$1,199	$1,744	$3,226
Class C	$312	$911	$1,633	$3,547
Class R	$162	$762	$1,388	$3,076
Class Y	$111	$610	$1,137	$2,580

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$679	$1,199	$1,744	$3,226
Class C	$212	$911	$1,633	$3,547
Class R	$162	$762	$1,388	$3,076
Class Y	$111	$610	$1,137	$2,580

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.”

EME-PRO-1-SUP-2	2

GBLI-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Infrastructure Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		5.27	5.27	5.27	5.27
Total Annual Fund Operating Expenses		6.36	7.11	6.61	6.11
Fee Waiver and/or Expense Reimbursement[2]		5.08	5.08	5.08	5.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28	2.03	1.53	1.03

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.28%, 2.03%, 1.53% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,903	$3,100	$5,952
Class C	$306	$1,640	$3,013	$6,202
Class R	$156	$1,502	$2,805	$5,883
Class Y	$105	$1,361	$2,590	$5,545

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,903	$3,100	$5,952
Class C	$206	$1,640	$3,013	$6,202
Class R	$156	$1,502	$2,805	$5,883
Class Y	$105	$1,361	$2,590	$5,545

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.”

GBLI-PRO-1-SUP-1	2

GMN-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Market Neutral Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.78	1.78	1.78	1.78
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		2.99	3.74	3.24	2.74
Fee Waiver and/or Expense Reimbursement[3]		1.49	1.49	1.49	1.49
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50	2.25	1.75	1.25

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.50%, 2.25%, 1.75% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating

GMN-PRO-1-SUP-1	1

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expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,291	$1,912	$3,577
Class C	$328	$1,006	$1,804	$3,889
Class R	$178	$859	$1,564	$3,438
Class Y	$127	$709	$1,317	$2,961

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,291	$1,912	$3,577
Class C	$228	$1,006	$1,804	$3,889
Class R	$178	$859	$1,564	$3,438
Class Y	$127	$709	$1,317	$2,961

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco Global Market Neutral Fund calculated at the annual rate of 0.95% of the first $250 million, 0.93% of the next $250 million, 0.91% of the next $500 million, 0.89% of the next $1.5 billion, 0.87% of the next $2.5 billion, 0.85% of the next $2.5 billion, 0.83% of the next $2.5 billion and 0.81% of the amount over $10 billion of average daily net assets.”

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GMS-PRO-1-SUP-2

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Macro Allocation Strategy Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.28	0.28	0.28	0.28
Acquired Fund Fees and Expenses		0.11	0.11	0.11	0.11
Total Annual Fund Operating Expenses		1.74	2.49	1.99	1.49
Fee Waiver and/or Expense Reimbursement[3]		0.29	0.29	0.29	0.29
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45	2.20	1.70	1.20

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,041	$1,416	$2,466
Class C	$323	$748	$1,300	$2,804
Class R	$173	$596	$1,046	$2,293
Class Y	$122	$443	$786	$1,755

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,041	$1,416	$2,466
Class C	$223	$748	$1,300	$2,804
Class R	$173	$596	$1,046	$2,293
Class Y	$122	$443	$786	$1,755

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not experience portfolio turnover.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective, January 1, 2017, the Adviser is to receive a fee from Invesco Macro Allocation Strategy Fund calculated at the annual rate of 1.10% of the first $250 million, 1.08% of the next $250 million, 1.05% of the next $500 million, 1.03% of the next $1.5 billion, 1.00% of the next $2.5 billion, 0.98% of the next $2.5 billion, 0.95% of the next $2.5 billion and 0.93% of the amount over $10 billion of average daily net assets.”

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GTR-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Targeted Returns Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund VII Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.63	0.63	0.63	0.63
Acquired Fund Fees and Expenses		0.44	0.44	0.44	0.44
Total Annual Fund Operating Expenses		2.42	3.17	2.67	2.17
Fee Waiver and/or Expense Reimbursement[3]		0.98	0.98	0.98	0.98
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.44	2.19	1.69	1.19

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.44% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

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GTR-PRO-1-SUP-1

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,174	$1,686	$3,084
Class C	$322	$886	$1,574	$3,408
Class R	$172	$736	$1,328	$2,931
Class Y	$121	$585	$1,075	$2,426

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,174	$1,686	$3,084
Class C	$222	$886	$1,574	$3,408
Class R	$172	$736	$1,328	$2,931
Class Y	$121	$585	$1,075	$2,426

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco Global Targeted Returns Fund calculated at the annual rate of 1.10% of the first $250 million, 1.08% of the next $250 million, 1.05% of the next $500 million, 1.03% of the next $1.5 billion, 1.00% of the next $2.5 billion, 0.98% of the next $2.5 billion, 0.95% of the next $2.5 billion and 0.93% of the amount over $10 billion of average daily net assets.”

GTR-PRO-1-SUP-1	2

LSE-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Long/Short Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.26	1.26	1.26	1.26
Acquired Fund Fees and Expenses		0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses		2.33	3.08	2.58	2.08
Fee Waiver and/or Expense Reimbursement[3]		0.74	0.74	0.74	0.74
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.59	2.34	1.84	1.34

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.59%, 2.34%, 1.84% and 1.34%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating

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LSE-PRO-1-SUP-1

expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,170	$1,663	$3,016
Class C	$337	$882	$1,551	$3,341
Class R	$187	$732	$1,304	$2,860
Class Y	$136	$580	$1,051	$2,352

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,170	$1,663	$3,016
Class C	$237	$882	$1,551	$3,341
Class R	$187	$732	$1,304	$2,860
Class Y	$136	$580	$1,051	$2,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco Long/Short Equity Fund calculated at the annual rate of 0.80% of the first $250 million, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.72% of the next $1.5 billion, 0.70% of the next $2.5 billion, 0.67% of the next $2.5 billion, 0.65% of the next $2.5 billion and 0.62% of the amount over $10 billion of average daily net assets.”

LSE-PRO-1-SUP-1	2

LVEM-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Low Volatility Emerging Markets Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		6.80	6.80	6.80	6.80
Total Annual Fund Operating Expenses		7.99	8.74	8.24	7.74
Fee Waiver and/or Expense Reimbursement[2]		6.66	6.66	6.66	6.66
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.33	2.08	1.58	1.08

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.33%, 2.08%, 1.58% and 1.08%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

LVEM-PRO-1-SUP-1	1

LVEM-PRO-1-SUP-1

	1 Year	3 Years	5 Years	10 Years
Class A	$678	$2,197	$3,627	$6,843
Class C	$311	$1,943	$3,549	$7,065
Class R	$161	$1,810	$3,355	$6,799
Class Y	$110	$1,675	$3,155	$6,516

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$678	$2,197	$3,627	$6,843
Class C	$211	$1,943	$3,549	$7,065
Class R	$161	$1,810	$3,355	$6,799
Class Y	$110	$1,675	$3,155	$6,516

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.”

LVEM-PRO-1-SUP-1	2

MAIN-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Multi-Asset Income Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Multi-Asset Income Cayman Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.37	0.37	0.37	0.37
Acquired Fund Fees and Expenses		0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses		1.13	1.88	1.38	0.88
Fee Waiver and/or Expense Reimbursement[3]		0.28	0.28	0.28	0.28
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85	1.60	1.10	0.60

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.85%, 1.60%, 1.10% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$632	$863	$1,112	$1,825
Class C	$263	$564	$990	$2,178
Class R	$112	$409	$729	$1,633
Class Y	$61	$253	$460	$1,059

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$632	$863	$1,112	$1,825
Class C	$163	$564	$990	$2,178
Class R	$112	$409	$729	$1,633
Class Y	$61	$253	$460	$1,059

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco Multi-Asset Income Fund calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $500 million, 0.40% of the next $500 million and 0.39% of the amount over $1.5 billion of average daily net assets.”

MAIN-PRO-1-SUP-1	2

MAIN-PRO-2-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Multi-Asset Income Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Multi-Asset Income Cayman Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.24	0.24
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		0.75	0.75
Fee Waiver and/or Expense Reimbursement[2]		0.15	0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.60	0.60

[1]	“Management Fees” has been restated to reflect current.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.60% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$61	$225	$402	$916
Class R6	$61	$225	$402	$916

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco Multi-Asset Income Fund calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $500 million, 0.40% of the next $500 million and 0.39% of the amount over $1.5 billion of average daily net assets.”

MAIN-PRO-2-SUP-1	2

MLP-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco MLP Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		5.12	5.12	5.12	5.12
Total Annual Fund Operating Expenses		6.37	7.12	6.62	6.12
Fee Waiver and/or Expense Reimbursement[2]		5.09	5.09	5.09	5.09
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.28	2.03	1.53	1.03

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.28%, 2.03%, 1.53% and 1.03%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MLP-PRO-1-SUP-1	1

MLP-PRO-1-SUP-1

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,905	$3,103	$5,958
Class C	$306	$1,641	$3,017	$6,207
Class R	$156	$1,503	$2,808	$5,889
Class Y	$105	$1,363	$2,594	$5,551

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$673	$1,905	$3,103	$5,958
Class C	$206	$1,641	$3,017	$6,207
Class R	$156	$1,503	$2,808	$5,889
Class Y	$105	$1,363	$2,594	$5,551

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.”

MLP-PRO-1-SUP-1	2

AIF-PRO-1-SUP -8

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Global Infrastructure Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Macro Allocation Strategy Fund
Invesco Developing Markets Fund	Invesco Greater China Fund
Invesco Emerging Markets Equity Fund	Invesco MLP Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Pacific Growth Fund
Invesco Endeavor Fund	Invesco Select Companies Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Emerging Markets Equity Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.94%	0.94%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.04	1.04
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		1.99	1.99
Fee Waiver and/or Expense Reimbursement[1]		0.90	0.90
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.09	1.09

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.08% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$111	$537	$989	$2,244
Class R6	$111	$537	$989	$2,244

AIF-PRO-1-SUP -8	1

AIF-PRO-1-SUP -8

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Infrastructure Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.84%	0.84%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		5.16	5.16
Total Annual Fund Operating Expenses		6.00	6.00
Fee Waiver and/or Expense Reimbursement[1]		4.97	4.97
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03	1.03

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.03% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$105	$1,340	$2,551	$5,473
Class R6	$105	$1,340	$2,551	$5,473

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.”

AIF-PRO-1-SUP -8	2

AIF-PRO-1-SUP -8

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Macro Allocation Strategy Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.15	0.15
Acquired Fund Fees and Expenses		0.11	0.11
Total Annual Fund Operating Expenses		1.36	1.36
Fee Waiver and/or Expense Reimbursement[2]		0.16	0.16
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20	1.20

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$122	$415	$729	$1,621
Class R6	$122	$415	$729	$1,621

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not experience portfolio turnover.”

AIF-PRO-1-SUP -8	3

AIF-PRO-1-SUP -8

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco MLP Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		5.10	5.10
Total Annual Fund Operating Expenses		6.10	6.10
Fee Waiver and/or Expense Reimbursement[1]		5.07	5.07
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03	1.03

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.03% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$105	$1,360	$2,587	$5,538
Class R6	$105	$1,360	$2,587	$5,538

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the eighth paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco Macro Allocation Strategy Fund calculated at the annual rate of 1.10% of the first $250 million, 1.08% of the next $250 million, 1.05% of the next $500 million, 1.03% of the next $1.5 billion, 1.00% of the next $2.5 billion, 0.98% of the next $2.5 billion, 0.95% of the next $2.5 billion and 0.93% of the amount over $10 billion of average daily net assets.”

AIF-PRO-1-SUP -8	4

AIF-PRO-2-SUP -1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Global Market Neutral Fund	Invesco Macro International Equity Fund
Invesco Global Targeted Returns Fund	Invesco Macro Long/Short Fund
Invesco Long/Short Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco All Cap Market Neutral Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses[2]		0.94	0.94
Acquired Fund Fees and Expenses		0.02	0.02
Total Annual Fund Operating Expenses		1.81	1.81
Fee Waiver and/or Expense Reimbursement[3]		0.56	0.56
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25	1.25

[1]	“Management Fees” has been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees by eliminating “Dividend and Interest Expense on Securities Sold” resulting in how the Fund’s investment strategy is implemented.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AIF-PRO-2-SUP -1	1

AIF-PRO-2-SUP -1

	1 Year	3 Years	5 Years	10 Years
Class R5	$127	$515	$928	$2,081
Class R6	$127	$515	$928	$2,081

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Market Neutral Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.72	1.72
Acquired Fund Fees and Expenses		0.01	0.01
Total Annual Fund Operating Expenses		2.68	2.68
Fee Waiver and/or Expense Reimbursement[2]		1.43	1.43
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25	1.25

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AIF-PRO-2-SUP -1	2

AIF-PRO-2-SUP -1

	1 Year	3 Years	5 Years	10 Years
Class R5	$127	$696	$1,292	$2,907
Class R6	$127	$696	$1,292	$2,907

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Targeted Returns Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.57	0.57
Acquired Fund Fees and Expenses		0.44	0.44
Total Annual Fund Operating Expenses		2.11	2.11
Fee Waiver and/or Expense Reimbursement[2]		0.92	0.92
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.19	1.19

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.44% and excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$121	$572	$1,049	$2,369
Class R6	$121	$572	$1,049	$2,369

AIF-PRO-2-SUP -1	3

AIF-PRO-2-SUP -1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Long/Short Equity Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.13	1.13
Acquired Fund Fees and Expenses		0.02	0.02
Total Annual Fund Operating Expenses		1.95	1.95
Fee Waiver and/or Expense Reimbursement[2]		0.61	0.61
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.34	1.34

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.34% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$136	$553	$996	$2,226
Class R6	$136	$553	$996	$2,226

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.”

AIF-PRO-2-SUP -1	4

AIF-PRO-2-SUP -1

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Low Volatility Emerging Markets Fund—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.94%	0.94%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		6.70	6.70
Total Annual Fund Operating Expenses		7.64	7.64
Fee Waiver and/or Expense Reimbursement[1]		6.56	6.56
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.08	1.08

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.08% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$110	$1,656	$3,122	$6,461
Class R6	$110	$1,656	$3,122	$6,461

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.”

Effective January 1, 2017, the following information is added after the first ninth paragraph appearing under the heading “Fund Management – Adviser Compensation” in the prospectus:

“Effective January 1, 2017, the Adviser is to receive a fee from Invesco All Cap Market Neutral Fund calculated at the annual rate of 0.85% of the first $250 million, 0.82% of the next $250 million, 0.80% of the next $500 million, 0.77% of the next $1.5 billion, 0.75% of the next $2.5 billion, 0.72% of the next $2.5 billion, 0.70% of the next $2.5 billion and 0.67% of the amount over $10 billion of average daily net assets.

Effective January 1, 2017, the Adviser is to receive a fee from Invesco Global Market Neutral Fund calculated at the annual rate of 0.95% of the first $250 million, 0.93% of the next $250 million, 0.91% of the next $500 million, 0.89% of the next $1.5 billion,

AIF-PRO-2-SUP -1	5

AIF-PRO-2-SUP -1

0.87% of the next $2.5 billion, 0.85% of the next $2.5 billion, 0.83% of the next $2.5 billion and 0.81% of the amount over $10 billion of average daily net assets.

Effective January 1, 2017, the Adviser is to receive a fee from Invesco Global Targeted Returns Fund calculated at the annual rate of 1.10% of the first $250 million, 1.08% of the next $250 million, 1.05% of the next $500 million, 1.03% of the next $1.5 billion, 1.00% of the next $2.5 billion, 0.98% of the next $2.5 billion, 0.95% of the next $2.5 billion and 0.93% of the amount over $10 billion of average daily net assets.

Effective January 1, 2017, the Adviser is to receive a fee from Invesco Long/Short Equity Fund calculated at the annual rate of 0.80% of the first $250 million, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.72% of the next $1.5 billion, 0.70% of the next $2.5 billion, 0.67% of the next $2.5 billion, 0.65% of the next $2.5 billion and 0.62% of the amount over $10 billion of average daily net assets.”

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AIF SOAI-1-SUP-5

Statement of Additional Information Supplement dated December 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Multi-Asset Income Fund

The following information replaces in its entirety the sixth through eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from the Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of the Fund during the year. The Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Multi-Asset Income Fund	0.50% of first $500M 0.45% of next $500M 0.40% of next $500M 0.39% amount over $1.5B

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.

Invesco has contractually agreed through at least June 30, 2018, to waive advisory fees payable by the Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of the Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks—Investment Strategies and Risks—Other Investments—Other Investment Companies.” The Fund may pursue its investment objectives by investing in its Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the Fund shares as follows:

Fund	Expense Limitation	Expiration Date
Invesco Multi-Asset Income Fund
Class A Shares	0.85%	February 28, 2018
Class C Shares	1.60%	February 28, 2018
Class R Shares	1.10%	February 28, 2018
Class R5 Shares	0.60%	February 28, 2018
Class R6 Shares	0.60%	February 28, 2018
Class Y Shares	0.60%	February 28, 2018

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

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AIF SOAI-1-SUP-5

If applicable, such contractual fee waivers or reductions are set forth in the fee table to the Fund’s prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.”

AIF SOAI-1-SUP-5	2

AIF SOAI-2-SUP-11

Statement of Additional Information Supplement dated December 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Global Targeted Returns Fund
Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Allocation Strategy Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Macro International Equity Fund
Invesco Endeavor Fund	Invesco Macro Long/Short Fund
Invesco Global Health Care Fund	Invesco MLP Fund
Invesco Global Infrastructure Fund	Invesco Select Companies Fund
Invesco Global Market Neutral Fund	Invesco World Bond Fund

The following information replaces in its entirety the sixth through eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco All Cap Market Neutral Fund	0.85% of first $250M 0.82% of next $250M 0.80% of next $500M 0.77% of next $1.5B 0.75% of next $2.5B 0.72% of next $2.5B 0.70% of next $2.5B 0.67% amount over $10B
Invesco Balanced-Risk Allocation Fund	0.950% of first $250M 0.925% of next $250M 0.900% of next $500M 0.875% of next $1.5B 0.850% of next $2.5B 0.825% of next $2.5B 0.800% of next $2.5B 0.775% amount over $10B
Invesco Balanced-Risk Commodity Strategy Fund	1.050% of first $250M 1.025% of next $250M 1.000% of next $500M 0.975% of next $1.5B 0.950% of next $2.5B 0.925% of next $2.5B 0.900% of next $2.5B 0.875% amount over $10B
Invesco Developing Markets Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B

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AIF SOAI-2-SUP-11

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
0.810% of next $2.5B 0.785% of next $2.5B 0.760% amount over $10B
Invesco Emerging Markets Equity Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% amount over $10B
Invesco Emerging Markets Flexible Bond Fund	0.75% of first $500M 0.70% of next $500M 0.67% of next $500M 0.65% over $1.5B
Invesco Endeavor Fund	0.745% of first $250M 0.730% of next $250M 0.715% of next $500M 0.700% of next $1.5B 0.685% of next $2.5B 0.670% of next $2.5B 0.655% of next $2.5B 0.640% amount over $10B
Invesco Global Health Care Fund	0.750% of first $350M 0.650% of next $350M 0.550% of next $1.3B 0.450% of next $2B 0.400% of next $2B 0.375% of next $2B 0.350% amount over $8B
Invesco Global Infrastructure Fund	0.840% of first $2.5B 0.800% of next $2B 0.785% of next $3.5M 0.770% amount over $8B
Invesco Global Market Neutral Fund	0.95% of first $250M 0.93% of next $250M 0.91% of next $500M 0.89% of next $1.5B 0.87% of next $2.5B 0.85% of next $2.5B 0.83% of next $2.5B 0.81% amount over $10B
Invesco Global Targeted Returns Fund	1.10% of first $250M 1.08% of next $250M 1.05% of next $500M 1.03% of next $1.5B 1.00% of next $2.5B 0.98% of next $2.5B 0.95% of next $2.5B 0.93% amount over $10B

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AIF SOAI-2-SUP-11

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Greater China Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% amount over $10B
Invesco Long/Short Equity Fund	0.80% of first $250M 0.77% of next $250M 0.75% of next $500M 0.72% of next $1.5B 0.70% of next $2.5B 0.67% of next $2.5B 0.65% of next $2.5B 0.62% amount over $10B
Invesco Low Volatility Emerging Markets Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next $1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% amount over $10B
Invesco Macro Allocation Strategy Fund	1.10% of first $250M 1.08% of next $250M 1.05% of next $500M 1.03% of next $1.5B 1.00% of next $2.5B 0.98% of next $2.5B 0.95% of next $2.5B 0.93% amount over $10B
Invesco Macro International Equity Fund	0.935% of first $250M 0.910% of next $250M 0.885% of next $500M 0.860% of next 1.5B 0.835% of next $2.5B 0.810% of next $2.5B 0.785% of next $2.5B 0.760% amount over $10B
Invesco Macro Long/Short Fund	1.25% of first $10B 1.15% amount over $10B
Invesco MLP Fund	1.00% of first $1B 0.95% of next $1.5B 0.93% of next $2B 0.91% of next $3.5B 0.90% of amount over $8B
Invesco Select Companies Fund	0.745% of first $250M 0.730% of next $250M 0.715% of next $500M 0.700% of next $1.5B

AIF SOAI-2-SUP-11	3

AIF SOAI-2-SUP-11

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
0.685% of next $2.5B 0.670% of next $2.5B 0.655% of next $2.5B 0.640% amount over $10B
Invesco World Bond Fund	0.650% of first $250M 0.590% of next $250M 0.565% of next $500M 0.540% of next $1.5B 0.515% of next $2.5B 0.490% of next $5B 0.465% amount over $10B

Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.

Invesco has contractually agreed through at least June 30, 2018, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks—Investment Strategies and Risks—Other Investments—Other Investment Companies.” Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Emerging Markets Flexible Bond Fund, Invesco Global Targeted Returns Fund and Invesco Macro Allocation Strategy Fund may pursue their investment objectives by investing in their respective Subsidiaries. Each Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, each Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Funds in an amount equal to the advisory fee and administration fee, respectively, paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with a Subsidiary is in place.

Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the Funds shares as follows:

Fund	Expense Limitation
	Expires June 30, 2017		Expires February 28, 2018
Invesco All Cap Market Neutral Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.50% 2.25% 1.75% 1.25% 1.25% 1.25%
Invesco Balanced-Risk Allocation Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	2.00 2.75 2.75 2.25 1.75 1.75 1.75	% % % % % % %	— — — — — — —

AIF SOAI-2-SUP-11	4

AIF SOAI-2-SUP-11

Fund	Expense Limitation
	Expires June 30, 2017		Expires February 28, 2018
Invesco Balanced-Risk Commodity Strategy Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	2.00 2.75 2.75 2.25 1.75 1.75 1.75	% % % % % % %	— — — — — — —
Invesco Developing Markets Fund Class A Shares Class B Shares Class C Shares Class Y Shares Class R5 Shares Class R6 Shares	2.25 3.00 3.00 2.00 2.00 2.00	% % % % % %	— — — — — —
Invesco Emerging Markets Equity Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.33% 2.08% 1.58% 1.08% 1.08% 1.08%
Invesco Emerging Markets Flexible Bond Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — — —		1.24% 1.99% 1.99% 1.49% 0.99% 0.99% 0.99%
Invesco Endeavor Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	2.00 2.75 2.75 2.25 1.75 1.75 1.75	% % % % % % %	— — — — — — —
Invesco Global Health Care Fund Class A Shares Class B Shares Class C Shares Class Y Shares Investor Class Shares	2.00 2.75 2.75 1.75 2.00	% % % % %	— — — — —
Invesco Global Infrastructure Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.28% 2.03% 1.53% 1.03% 1.03% 1.03%
Invesco Global Market Neutral Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.50% 2.25% 1.75% 1.25% 1.25% 1.25%

AIF SOAI-2-SUP-11	5

AIF SOAI-2-SUP-11

Fund	Expense Limitation
	Expires June 30, 2017		Expires February 28, 2018
Invesco Global Targeted Returns Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.44% less net AFFE* 2.19% less net AFFE* 1.69% less net AFFE* 1.19% less net AFFE* 1.19% less net AFFE* 1.19% less net AFFE*
Invesco Greater China Fund Class A Shares Class B Shares Class C Shares Class R5 Shares Class Y Shares	2.25 3.00 3.00 2.00 2.00	% % % % %	— — — — —
Invesco Long/Short Equity Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.59% 2.34% 1.84% 1.34% 1.34% 1.34%
Invesco Low Volatility Emerging Markets Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.33% 2.08% 1.58% 1.08% 1.08% 1.08%
Invesco Macro Allocation Strategy Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.44% 2.19% 1.69% 1.19% 1.19% 1.19%
Invesco Macro International Equity Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.43% 2.18% 1.68% 1.18% 1.18% 1.18%
Invesco Macro Long/Short Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.87% 2.62% 2.12% 1.62% 1.62% 1.62%
Invesco MLP Fund Class A Shares Class C Shares Class R Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		1.28% 2.03% 1.53% 1.03% 1.03% 1.03%

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AIF SOAI-2-SUP-11

Fund	Expense Limitation
	Expires June 30, 2017		Expires February 28, 2018
Invesco Select Companies Fund Class A Shares Class B Shares Class C Shares Class R Shares Class R5 Shares Class Y Shares	2.00 2.75 2.75 2.25 1.75 1.75	% % % % % %	— — — — — —
Invesco World Bond Fund Class A Shares Class B Shares Class C Shares Class R5 Shares Class R6 Shares Class Y Shares	— — — — — —		0.94% 1.69% 1.69% 0.69% 0.69% 0.69%

*	Acquired Fund Fees and Expenses (“AFFE”) will be calculated as of the Fund’s fiscal year end according to instruction 3(f) of Item 3 of Form N-1A. “Net AFFE” will be calculated by subtracting any waivers by Invesco associated with investments in affiliated funds, such as investments in affiliated money market funds, from the AFFE calculated in accordance with the preceding sentence. For clarity, the NET AFFE calculated as of the Fund’s fiscal year end will be used throughout the waiver period in establishing the Fund’s waiver amount, regardless of whether actual AFFE is more or less during the waiver period.

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the fee table to the Fund’s prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.”

AIF SOAI-2-SUP-11	7